Post-Employment Benefit Obligations (Details) - Schedule of amounts recognized in consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss [Abstract]
Current service costs, interest costs, and return on assets included in cost of sales	$ 1,139	$ 1,240